Accounts Receivable, Net	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net

4. Accounts Receivable, Net

The following table sets out the balance of accounts receivable as of December 31, 2011 and 2012:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Accounts receivable, gross	210,501	303,185	48,665
Allowance for doubtful accounts	(8,404)	(22,198)	(3,563)
Accounts receivable, net	202,097	280,987	45,102

The following table presents movement of the allowance for doubtful accounts:

	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Balance at the beginning of the period	1,398	2,447	8,404	1,349
Additional provision charged to bad debt expenses	1,049	11,926	25,902	4,158
Write-off of bad debt provision	—	(5,969)	(12,108)	(1,944)
Balance at the end of the period	2,447	8,404	22,198	3,563